ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable and allowance for doubtful accounts
	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

Accounts receivable	159,024	255,744	41,049
Less: allowance for doubtful accounts	(2,809)	(25,545)	(4,100)

	156,215	230,199	36,949

Schedule of analysis of the allowance for doubtful accounts
	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

Balance, beginning of year	3,762	2,809	451
Additions for the current year	2,809	22,768	3,654
Deductions for the current year
-Recovery	(23)	(32)	(5)
-Written off	(3,739)	—	—

Balance, end of year	2,809	25,545	4,100